Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	$ 560	$ 779
De-recognition of right-of-use assets	88
Property
Disclosure of detailed information about property, plant and equipment [line items]
De-recognition of right-of-use assets	46
Property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
De-recognition of right-of-use assets	46
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
De-recognition of right-of-use assets	27
Office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
De-recognition of right-of-use assets	42
Ballard Unmanned Systems Inc. | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	$ 48